Prospectus Supplement                                              218019  9/04

dated September 8, 2004 to:
-------------------------------------------------------------------------------
PUTNAM HIGH YIELD ADVANTAGE FUND
Prospectuses dated March 30, 2004

Effective August 31, 2004, the second and third paragraphs and table under the heading "Who manages the fund?" are replaced with the following:

Putnam Management's investment professionals are organized into investment management teams, with a particular team dedicated to a specific asset class. The members of the Core Fixed-Income High-Yield Team are responsible for the day-to-day management of the fund. The names of all team members can be found at www.putnaminvestments.com.

The following team members coordinate the team's management of the fund's portfolio. Their experience as investment professionals over at least the last five years is shown.

-------------------------------------------------------------------------------
Portfolio leader              Since     Experience
-------------------------------------------------------------------------------
Stephen C. Peacher            2002      1990 - Present        Putnam Management
-------------------------------------------------------------------------------
Portfolio members             Since     Experience
-------------------------------------------------------------------------------
Paul D. Scanlon               2002      1999 - Present        Putnam Management
                                        Prior to Sept. 1999   Olympus Health
                                                              Care Group, Inc.
-------------------------------------------------------------------------------
Rosemary H. Thomsen           2002      1986 - Present        Putnam Management
-------------------------------------------------------------------------------

PUTNAM INVESTMENTS

[SCALE LOGO OMITTED]